EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE [Abstract]
Schedule of Calculation of Earnings Per Share
	Year ended December 31,
	2014	2015	2016
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$16,649,176	$12,956,889	$43,493,756
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	206,349,976	258,015,851	261,742,244
Plus: share options	5,003,667	3,396,082	3,075,511
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	211,353,643	261,411,933	264,817,755
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$0.08	$0.05	$0.17
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$0.08	0.05	0.16